Label	Element	Value
VanEck Vectors® Russia ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors® Russia ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck Vectors® Russia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Russia Index (the “Russia Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Russia Index includes securities, which may include depositary receipts, of Russian companies. A company is generally considered to be a Russian company if it is incorporated in Russia or is incorporated outside of Russia but has at least 50% of its revenues/related assets in Russia. Such companies may include medium-capitalization companies. The Fund may utilize depositary receipts to seek performance that corresponds to the Fund’s benchmark index. Investments in depositary receipts of Russian companies whose securities are represented in the Russia Index, and investments in securities of Russian companies for which the Russia Index holds depositary receipts, will count towards the Fund’s 80% investment policy. As of December 31, 2019, the Russia Index included 26 securities of companies with a market capitalization range of between approximately $3.2 billion and $97.4 billion and a weighted average market capitalization of $37.1 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Russia Index by investing in a portfolio of securities that generally replicates the Russia Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Russia Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Russia Index but also may reduce some of the risks of active management, such as poor security selection.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Russia Index concentrates in an industry or group of industries. As of December 31, 2019, the Fund was concentrated in the energy sector, and each of the basic materials, communication services and financials sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Russia Index concentrates in an industry or group of industries. As of December 31, 2019, the Fund was concentrated in the energy sector, and each of the basic materials, communication services and financials sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Special Risk Considerations of Investing in Russian Issuers. Investments in securities of Russian issuers, including issuers located outside of Russia that generate significant revenues from Russia, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory or punitive taxation, regional conflict, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the imposition of economic sanctions by other nations, the impact on the economy as a result of civil unrest, and social instability as a result of religious, ethnic and/or socioeconomic unrest.

The securities markets of Russia are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Russia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Additionally, certain investments in Russia may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Moreover, trading on securities markets in Russia may be suspended altogether.

The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. Less information may be available about companies in which the Fund invests because many companies that are tied economically to Russia are not subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.

As a result of events involving Russia, the United States and the European Union (“EU”) have in the past, and may in the future, imposed sanctions on certain Russian entities and individuals and certain sectors of Russia’s economy, which may result in, among other things, the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy, including, but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, any future sanctions or other actions, the threat of further sanctions or other actions or actions by the United States to modify or ease sanctions may negatively affect the value and/or liquidity of the Fund’s portfolio and may impair the Fund’s ability to achieve its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Any retaliatory actions by Russia may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Uncertainty as to future relations between Russia and the United States or EU countries may also cause a decline in the value of the Fund’s Shares.

For these or other reasons, the Fund could seek to suspend redemptions of Creation Units (defined herein), including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value (“NAV”). The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their NAV. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may exacerbate the discount to NAV at which the Fund’s shares trade, cause the Fund to experience increased transaction costs, and cause the Fund to make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or the Fund could liquidate all or a portion of its assets, which may be at unfavorable prices.

The Russian government continues to control a large share of economic activity in the region. The Russian government owns shares in corporations in a range of sectors including banking, energy production and distribution, automotive, transportation and telecommunications. Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market, and a decline in the price of oil and gas could have a significant negative impact on the Russian economy. Political and economic events in Russia may have significant adverse effects on the Russian ruble and on the value and liquidity of the Fund’s investments.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.

Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Emerging markets are more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may also include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the proceeds received by the Fund from these investments will generally be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Russia Index, may negatively affect the Fund’s ability to replicate the performance of the Russia Index.

Risk of Investing in the Basic Materials Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in the Communication Services Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the communication services sector. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement.

Risk of Investing in the Energy Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, the cost of providing the specific utility services and other factors that they cannot control. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. A downturn in the energy sector of the economy, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

Risk of Investing in the Financials Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector has undergone, and may continue to undergo, changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium- capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Index Tracking Risk. The Fund’s return may not match the return of the Russia Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Russia Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Russia Index, which are not factored into the return of the Russia Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Russia Index. Errors in the Russia Index data, the Russia Index computations and/or the construction of the Russia Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Russia Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Russia Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Russia Index provider's errors will be borne by the Fund and its shareholders. When the Russia Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Russia Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Russia Index provider or its agents may carry out additional ad hoc rebalances to the Russia Index. Therefore, errors and additional ad hoc rebalances carried out by the Russia Index provider or its agents to the Russia Index may increase the costs to and the tracking error risk of the Fund. In addition, the Fund may not invest in certain securities included in the Russia Index, or invest in them in the exact proportions in which they are represented in the Russia Index. The Fund’s performance may also deviate from the return of the Russia Index due to legal restrictions or limitations imposed by the governments of certain countries, certain listing standards of the Fund’s listing exchange (the “Exchange”), a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). The Fund may value certain of its investments and/or other assets based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Russia Index is based on securities’ closing prices on local foreign markets ( i.e., the value of the Russia Index is not based on fair value prices), the Fund’s ability to track the Russia Index may be adversely affected. In the event economic sanctions are imposed by the United States against certain Russian companies, the Fund may not be able to fully replicate the Russia Index by investing in the relevant securities, which may lead to increased tracking error. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Russia Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Russia Index. Changes to the composition of the Russia Index in connection with a rebalancing or reconstitution of the Russia Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Russia Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Russia Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Russia Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Russia Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. Prior to March 19, 2012, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal ® Russia+Index (the "Prior Index"). Therefore, performance information prior to March 19, 2012 reflects the performance of the Fund while seeking to track the Prior Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	16.79%	3Q '17
Worst Quarter:	-32.42%	3Q '11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to March 19, 2012, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to March 19, 2012 reflects the performance of the Fund while seeking to track the Prior Index. Prior to March 19, 2012, index data reflects that of the Prior Index. From March 19, 2012, the index data reflects that of the Russia Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information about the Fund’s benchmark index.
VanEck Vectors® Russia ETF | MVIS Russia Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	40.95%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	15.60%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	1.14%	[1]
VanEck Vectors® Russia ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	31.49%
Past 5 Years	rr_AverageAnnualReturnYear05	11.70%
Past 10 Years	rr_AverageAnnualReturnYear10	13.56%
VanEck Vectors® Russia ETF | VanEck Vectors Russia ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2010	rr_AnnualReturn2010	21.27%
Annual Return 2011	rr_AnnualReturn2011	(28.20%)
Annual Return 2012	rr_AnnualReturn2012	15.35%
Annual Return 2013	rr_AnnualReturn2013	(0.65%)
Annual Return 2014	rr_AnnualReturn2014	(44.95%)
Annual Return 2015	rr_AnnualReturn2015	0.39%
Annual Return 2016	rr_AnnualReturn2016	45.91%
Annual Return 2017	rr_AnnualReturn2017	4.62%
Annual Return 2018	rr_AnnualReturn2018	(6.47%)
Annual Return 2019	rr_AnnualReturn2019	40.40%
Past 1 Year	rr_AverageAnnualReturnYear01	40.40%
Past 5 Years	rr_AverageAnnualReturnYear05	15.01%
Past 10 Years	rr_AverageAnnualReturnYear10	1.01%
VanEck Vectors® Russia ETF | VanEck Vectors Russia ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	38.35%
Past 5 Years	rr_AverageAnnualReturnYear05	13.98%
Past 10 Years	rr_AverageAnnualReturnYear10	0.20%
VanEck Vectors® Russia ETF | VanEck Vectors Russia ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.95%
Past 5 Years	rr_AverageAnnualReturnYear05	11.94%
Past 10 Years	rr_AverageAnnualReturnYear10	0.59%

[1]	Prior to March 19, 2012, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to March 19, 2012 reflects the performance of the Fund while seeking to track the Prior Index. Prior to March 19, 2012, index data reflects that of the Prior Index. From March 19, 2012, the index data reflects that of the Russia Index.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, depositary receipt fees up to 0.10% of the Fund's average daily net assets, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of the Fund's average daily net assets per year until at least May 1, 2021. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.